MATERIAL ACCOUNTING POLICY INFORMATION - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2024
Minimum
PROPERTY, PLANT AND EQUIPMENT
Useful life (in percent)	15.00%
Maximum
PROPERTY, PLANT AND EQUIPMENT
Useful life (in percent)	30.00%